Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 17,858,732	$ 23,024,458	$ 32,308,735
Revenue from sales of self-manufactured TCMD products [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	13,260,650	14,026,049	18,572,658
Revenue from sales of third-party products [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 4,598,082	$ 8,998,409	$ 13,736,077